Common Stock Warrants - Schedule of Fair Value of Each Warrant Grant is Estimated On Date of Grant (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Volatility	23500.00%	227.00%
Warrants [Member]
Average risk-free interest rates	1.37%	1.13%
Average expected life (in years)	2 years 6 months 29 days	2 years 4 months 24 days
Volatility	221.00%	238.00%